UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549
FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2





1.	Name and address of issuer:
IndexlQ Trust
800 Westchester avenue, Suite N611
Rye Brook, NY 10573


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): |xi|


3.  Investment Company Act File Number:

811- 22185

Securities Act File Number:
333- 149351



4(a). Last day of fiscal year for which this Form is filed:

April 30, 2009



4(b). l_1	Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See
Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.



4(c).  |_|	Check box if this is the last time the issuer
will be filing this Form.

5. Calculation of registration fee:


(i)  Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):      $  3,483,461

(ii)  Aggregate price of securities
redeemed or repurchased during the
fiscal year:     $  (46,355)

	(iii) Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce
registration fees payable to the
Commission:     $  0

(iv) Total available redemption credits
[add Items 5(ii) and 5(iii)]:     $  (46,355)

(vi) Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)] ):      $  3,437,106



***********************************
(vi) Redemption credits available for use
in future years -- if Item 5(i) is
less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:     $  0


***********************************

(vii) Multiplier for determining
registration fee (See Instruction C.9):      0.0000558


(viii) Registration fee due [multiply Item

5 (v) by Item 5(vii)] (enter "0" if
no fee is due):       $  191.79


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting
 an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then
report the amount of securities
(number of shares or other units)
 deducted here:     0
If there is a number of shares or other units
 that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fist ate that number here: 0


7. Interest due - if this Form is being filed more than 90 days
after the end of the issuers fiscal year (see Instruction D):     $  0


8. Total amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:     $191.79

Date the registration fee and any interest payment was Commissions lockbox depository:

Method of Delivery:

|x| Wire Transfer - July 2009

|_| Mail or other means




SIGNATURES

Sport has been signed below by the following persons
 on the behalf of the issuers, in the capacities and on the dates indicated.


By (Signature and Title)*

/S/ David Fogel

David Fogel
-Principal Financial Officer


July 01, 2009

Please print the name and title of the signing officer below the signature.